INTANGIBLE ASSETS, NET (Tables)	6 Months Ended
Jun. 30, 2025
Goodwill and Intangible Assets Disclosure [Abstract]
SCHEDULE OF INTANGIBLE ASSET, NET
	As of
	June 30, 2025	December 31, 2024
At cost:
Software platform	$1,012,165	$1,012,165
Less: accumulated amortization	(105,375)	(85,313)
Total	$906,790	$926,852